Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure

We do not have any formal policy that requires us to grant, or avoid granting, equity-based compensation to our executive officers at certain times. Consistent with our annual compensation cycle, the Compensation Committee typically grants annual equity awards in the first quarter of each year. The timing of any equity grants to executive officers in connection with new hires, promotions, or other non-routine grants is tied to the event giving rise to the award (such as an executive officer’s commencement of employment or promotion effective date).

As a result, the Board and Compensation Committee (a) grant awards without regard to the share price or the timing of the release of material nonpublic information, (b) wait until such material nonpublic information has been fully disclosed, widely disseminated to the public and at least one full business day has passed after such material nonpublic information has been disclosed and (c) do not time grants for the purpose of affecting the value of executive compensation.

Award Timing Method

We do not have any formal policy that requires us to grant, or avoid granting, equity-based compensation to our executive officers at certain times. Consistent with our annual compensation cycle, the Compensation Committee typically grants annual equity awards in the first quarter of each year. The timing of any equity grants to executive officers in connection with new hires, promotions, or other non-routine grants is tied to the event giving rise to the award (such as an executive officer’s commencement of employment or promotion effective date).

Award Timing Predetermined	false
Award Timing MNPI Considered	true
Award Timing, How MNPI Considered	As a result, the Board and Compensation Committee (a) grant awards without regard to the share price or the timing of the release of material nonpublic information, (b) wait until such material nonpublic information has been fully disclosed, widely disseminated to the public and at least one full business day has passed after such material nonpublic information has been disclosed
MNPI Disclosure Timed for Compensation Value	false